INCOME TAXES (Schedule of Effect of Tax Holidays) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
The aggregate dollar effect	$ 1.2	$ 3.0
Per share effect-basic and diluted	$ 0.01	$ 0.01